NOTE 11 - STOCKHOLDERS' DEFICIENCY: Schedule of Warrants outstanding and exercisable by price range (Details) - Executive Compensation	12 Months Ended
Dec. 31, 2020 $ / shares shares
Outstanding Options, Number | shares	49,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	7 years 2 months 5 days
Exercisable Options, Exercixe Price	$ 0.12
Exercisable Options, Number | shares	39,125,000
Exercisable Options, Weighted Average Exercise Price	$ 0.11
Warrants Outstanding, Number	200,177,006
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.34
Warrants Exercisable, Number	200,177,006
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.10
Option 1
Outstanding Options, Range	$ 0.10
Outstanding Options, Number | shares	28,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	8 years 10 months 17 days
Exercisable Options, Exercixe Price	$ 0.10
Exercisable Options, Number | shares	28,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.10
Option 2
Outstanding Options, Range	$ 0.11
Outstanding Options, Number | shares	1,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 8 months 26 days
Exercisable Options, Exercixe Price	$ 0.11
Exercisable Options, Number | shares	1,500,000
Exercisable Options, Weighted Average Exercise Price	$ 0.11
Option 3
Outstanding Options, Range	$ 0.12
Outstanding Options, Number | shares	3,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 7 months 17 days
Exercisable Options, Exercixe Price	$ 0.12
Exercisable Options, Number | shares	0
Exercisable Options, Weighted Average Exercise Price	$ 0
Option 4
Outstanding Options, Range	$ 0.13
Outstanding Options, Number | shares	3,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 2 months 12 days
Exercisable Options, Exercixe Price	$ 0.13
Exercisable Options, Number | shares	3,500,000
Exercisable Options, Weighted Average Exercise Price	$ 0.13
Option 5
Outstanding Options, Range	$ 0.14
Outstanding Options, Number | shares	1,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	7 years 7 months 2 days
Exercisable Options, Exercixe Price	$ 0.14
Exercisable Options, Number | shares	1,125,000
Exercisable Options, Weighted Average Exercise Price	$ 0.14
Option 6
Outstanding Options, Range	$ 0.15
Outstanding Options, Number | shares	2,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	9 years 2 months 5 days
Exercisable Options, Exercixe Price	$ 0.15
Exercisable Options, Number | shares	2,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.15
Option 7
Outstanding Options, Range	$ 0.16
Outstanding Options, Number | shares	10,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 1 month 13 days
Exercisable Options, Exercixe Price	$ 0.16
Exercisable Options, Number | shares	3,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.16
Warrant 1
Warrants Outstanding, Exercise Price	$ 0.05
Warrants Outstanding, Number	1,000,000
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	0.69
Warrants Exercisable, Exercise Price	$ 0.05
Warrants Exercisable, Number	1,000,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.05
Warrant 2
Warrants Outstanding, Exercise Price	$ 0.06
Warrants Outstanding, Number	16,050,000
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.59
Warrants Exercisable, Exercise Price	$ 0.06
Warrants Exercisable, Number	16,050,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.06
Warrant 3
Warrants Outstanding, Exercise Price	$ 0.07
Warrants Outstanding, Number	2,500,000
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.69
Warrants Exercisable, Exercise Price	$ 0.07
Warrants Exercisable, Number	2,500,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.07
Warrant 4
Warrants Outstanding, Exercise Price	$ 0.08
Warrants Outstanding, Number	30,418,477
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.46
Warrants Exercisable, Exercise Price	$ 0.08
Warrants Exercisable, Number	30,418,477
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.08
Warrant 5
Warrants Outstanding, Exercise Price	$ 0.09
Warrants Outstanding, Number	225,000
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	0.81
Warrants Exercisable, Exercise Price	$ 0.09
Warrants Exercisable, Number	225,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.09
Warrant 6
Warrants Outstanding, Exercise Price	$ 0.10
Warrants Outstanding, Number	124,773,734
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.37
Warrants Exercisable, Exercise Price	$ 0.10
Warrants Exercisable, Number	124,773,734
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.10
Warrant 7
Warrants Outstanding, Exercise Price	$ 0.11
Warrants Outstanding, Number	3,704,795
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.22
Warrants Exercisable, Exercise Price	$ 0.11
Warrants Exercisable, Number	3,704,795
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.11
Warrant 8
Warrants Outstanding, Exercise Price	$ 0.12
Warrants Outstanding, Number	18,555,000
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.69
Warrants Exercisable, Exercise Price	$ 0.12
Warrants Exercisable, Number	18,555,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.12
Warrant 9
Warrants Outstanding, Exercise Price	$ 0.14
Warrants Outstanding, Number	2,550,000
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.74
Warrants Exercisable, Exercise Price	$ 0.14
Warrants Exercisable, Number	2,550,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.14
Warrant 10
Warrants Outstanding, Exercise Price	$ 0.18
Warrants Outstanding, Number	400,000
Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.99
Warrants Exercisable, Exercise Price	$ 0.18
Warrants Exercisable, Number	400,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.18